Segment Information	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Segment Information

25. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available and is evaluated regularly by the CODM, or a decision making group, in deciding how to allocate resources and in assessing performance. Prior to November 2, 2014, the Company’s CODM was its former Chief Executive Officer; from November 2, 2014 until July 31, 2016, the Company’s CODMs were its former Co-Chief Executive Officers; and since August 1, 2016 the Company’s CODM has been its current Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Group’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segments’ results.

In 2013, the Company determined that the business segments that constituted the reportable segments were the Online Game segment, which consisted of PC games and Web games, and the 17173 Business segment, which provided online advertising services and IVAS.

In 2014, the Group expanded the online game business to include mobile games, and the CODMs determined that the operation of mobile games should be reviewed under the Online Game segment. In addition, the Group developed and acquired several software applications for PCs and mobile devices intended to strengthen its competitiveness in the Internet sector. In 2014, the Group launched the wan.com Website which offered to game players Web games of third-party developers. The CODMs determined that the software applications for PCs and mobile devices and the wan.com Website should be reviewed together as one operating segment, identified as the software segment, which primarily generated IVAS revenues. Due to the similarity of the economic characteristics of the operations of the software applications and the wan.com Website included in the software segment to those of the 17173.com Website, the software segment was aggregated with the existing 17173 Business segment under the Platform Channel segment. The cinema advertising business was not deemed significant enough to qualify as a separate, reportable segment and therefore was included in “Others.” Accordingly, as of December 31, 2014, the business segments that constituted the reportable segments were the Online Game segment, which consisted of PC games, mobile games and Web games; and the Platform Channel segment, which consisted of online advertising services offered on the 17173.com Website and IVAS.

The Group ceased operating the wan.com Website in March 2015. As a result, IVAS consisted solely of software for PCs and mobile devices. As of December 31, 2015 the business segments that constituted the reportable segments were the Online Game segment, which consisted of PC games, mobile games and Web games; and the Platform Channel segment, which consisted primarily of online advertising services on the 17173.com Website and a relatively small amount of IVAS from the Dolphin Browser and RaidCall and online card and board games offered on the Dolphin Browser. Cinema advertising was not deemed to be significant enough to qualify as a separate, reportable segment and therefore was included in “Others.”

The Group disposed of the 7Road business in August 2015. As a result, the revenues from Web games were insignificant in 2016. As the Group’s cinema advertising business grew significantly in 2016, the revenues generated from the cinema advertising business in 2016 were greater than 10% of the combined revenues of all of the Company’s operating segments, which caused the cinema advertising business to constitute a separate reportable segment. As of December 31, 2016 the business segments that constituted the Company’s reportable segments were the Online Game segment, which consisted primarily of PC games and mobile games; the Platform Channel segment, which consisted primarily of online advertising services offered on the 17173.com Website, and also included IVAS offered on the Dolphin Browser and RaidCall and online card and board games offered by MoboTap; and the Cinema Advertising segment. The Company has restated the presentation of reportable segments for prior periods to conform to this current presentation.

Year Ended December 31, 2016

(in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues:
Online game	380,537	15,171	—	—	395,708
Online advertising	—	39,409	—	—	39,409
Cinema advertising	—	—	68,542	—	68,542
IVAS	—	21,726	—	—	21,726

Total revenues	380,537	76,306	68,542	—	525,385
Cost of revenues:
Online game	94,900	1,240	—	—	96,140
Online advertising	—	10,104	—	—	10,104
Cinema advertising	—	—	45,959	—	45,959
IVAS	—	13,576	—	—	13,576
SBC (2) in cost of revenues	31	—	—	—	31

Total cost of revenues	94,931	24,920	45,959	—	165,810

Gross profit	285,606	51,386	22,583	—	359,575
Operating expenses:
Product development	97,990	20,748	—	—	118,738
Sales and marketing	26,898	12,720	16,353	—	55,971
General and administrative	36,032	6,070	3,540	—	45,642
SBC (2) in operating expenses	8,301	70	—	—	8,371

Total operating expenses	169,221	39,608	19,893	—	228,722

Operating profit	116,385	11,778	2,690	—	130,853
Interest income	21,562	67	—	(139)	21,490
Foreign currency exchange loss	4,905	203	—	—	5,108
Interest expense	(4,321)	(139)	—	139	(4,321)
Other income, net	13,964	1,378	181	—	15,523

Income before income tax expense	152,495	13,287	2,871	—	168,653
Income tax expense/(credit)	23,689	161	(2,267)	—	21,583

Net income	128,806	13,126	5,138	—	147,070
Less: Net income/(loss) attributable to the non-controlling interest	—	2,123	—	—	2,123

Net income attributable to Changyou.com Limited	128,806	11,003	5,138	—	144,947

Year Ended December 31, 2015

(in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	627,309	9,537	—	—	636,846
Online advertising	—	59,127	—	(1,295)	57,832
Cinema advertising	—	—	42,589	(16)	42,573
IVAS	—	24,385	—	—	24,385

Total revenues	627,309	93,049	42,589	(1,311)	761,636
Cost of revenues:
Online game	150,368	5,913	—	—	156,281
Online advertising	—	11,565	—	—	11,565
Cinema advertising	—	—	29,231	—	29,231
IVAS	—	19,649	—	—	19,649
SBC (2) in cost of revenues	37	(2)	—	—	35

Total cost of revenues	150,405	37,125	29,231	—	216,761

Gross profit	476,904	55,924	13,358	(1,311)	544,875
Operating expenses:
Product development	133,523	31,607	—	—	165,130
Sales and marketing	60,437	20,853	11,359	(1,311)	91,338
General and administrative	57,341	12,100	2,331	—	71,772
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	—	40,324	—	—	40,324
SBC (2) in operating expenses	14,957	32	—	—	14,989

Total operating expenses	266,258	104,916	13,690	(1,311)	383,553

Operating profit/(loss)	210,646	(48,992)	(332)	—	161,322
Interest income	24,886	79	—	(1,188)	23,777
Foreign currency exchange loss	2,858	96	—	—	2,954
Interest expense	(8,330)	(1,191)	—	1,188	(8,333)
Other income, net	64,912	382	(332)	—	64,962

Income/ (loss) before income tax expense	294,972	(49,626)	(664)	—	244,682
Income tax expense	53,186	193	676	—	54,055

Net income/(loss)	241,786	(49,819)	(1,340)	—	190,627
Less: Net income/(loss) attributable to the non-controlling interest	88	(22,245)	—	—	(22,157)

Net income/(loss) attributable to Changyou.com Limited	241,698	(27,574)	(1,340)	—	212,784

Year Ended December 31, 2014

(in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	647,719	4,289	—	—	652,008
Online advertising	—	67,403	—	(8,440)	58,963
Cinema advertising	—	—	44,683	(22,745)	21,938
IVAS	—	22,357	—	—	22,357

Total revenues	647,719	94,049	44,683	(31,185)	755,266
Cost of revenues:
Online game	138,483	3,084	—	925	142,492
Online advertising	—	15,412	—	(667)	14,745
Cinema advertising	—	—	21,490	—	21,490
IVAS	—	22,983	—	—	22,983
SBC (2) in cost of revenues	57	95	—	—	152

Total cost of revenues	138,540	41,574	21,490	258	201,862

Gross profit	509,179	52,475	23,193	(31,443)	553,404
Operating expenses:
Product development	148,310	44,734	—	—	193,044
Sales and marketing	77,526	191,072	4,047	(31,443)	241,202
General and administrative	80,836	21,574	2,253	—	104,663
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	3,225	49,057	—	—	52,282
SBC (2) in operating expenses	3,879	83	—	—	3,962

Total operating expenses	313,776	306,520	6,300	(31,443)	595,153

Operating profit/(loss)	195,403	(254,045)	16,893	—	(41,749)
Interest income	25,939	135	17	—	26,091
Foreign currency exchange loss	(458)	(210)	—	—	(668)
Interest expense	(6,452)	—	—	—	(6,452)
Other income, net	5,494	(1,591)	209	—	4,112

Income/(loss) before income tax expense	219,926	(255,711)	17,119	—	(18,666)
Income tax expense/(credit)	4,171	(3,992)	2,314	—	2,493

Net income/(loss)	215,755	(251,719)	14,805	—	(21,159)
Less: Net loss attributable to the non-controlling interest	—	(17,778)	—	—	(17,778)

Net income/(loss) attributable to Changyou.com Limited	215,755	(233,941)	14,805	—	(3,381)

Note (1):	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the platform channel business and the cinema advertising business to the online game business.

Note (2):	“SBC” stands for share-based compensation expense.